NOTE RECEIVABLE	6 Months Ended
Apr. 30, 2025
NOTE RECEIVABLE
NOTE RECEIVABLE

NOTE 4 – NOTE RECEIVABLE

The Company originated a note receivable to a third party in the principal amount of $7.8 million on October 31, 2023. This note has a maturity date of October 31, 2025. The note bears a fixed interest rate of 2.0% per annum. As of April 30, 2025 and October 31, 2024, the outstanding principal balance of this note was $7,800,000, which has been included in note receivable – current portion on the accompanying condensed consolidated balance sheets.

The Company originated a note receivable to a third party in the principal amount of RMB 4,000,000 (approximately $550,000) on November 2, 2024. The note allows the third party to request borrowings thereunder until the facility matures on January 31, 2025. Borrowings drawn under the note bear interest at an annual rate of 2.0% and each individual borrowing is receivable 90 days from the date of issuance. The third party may prepay the borrowings under the note. On January 30, 2025, the Company and the third party entered into an amendment, pursuant to which each individual borrowing is receivable 360 days from the date of issuance. As of April 30, 2025, the outstanding principal balance of this note was $412,575, which has been included in note receivable - current portion on the accompanying condensed consolidated balance sheets.

The Company originated a note receivable to a third party in the principal amount of $12.3 million on December 13, 2024. This note has a maturity date of December 12, 2026. The note bears a fixed interest rate of 6.0% per annum. As of April 30, 2025, the outstanding principal balance of this note was $11,474,500, which has been included in note receivable – non-current portion on the accompanying condensed consolidated balance sheets.

The interest income related to these notes receivable was $348,345 and $78,000 for the six months ended April 30, 2025 and 2024, respectively, which has been included in interest income on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.